Private Placement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Price of warrants	$ 1.00	$ 1.00
Private Placement | Private Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	3,400,000	3,400,000
Price of warrants	$ 1.00	$ 1.00
Aggregate purchase price	$ 3,400,000	$ 3,400,000
Number of shares per warrant	1	1
Exercise price of warrant	$ 11.50	$ 11.50